================================================================================


--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                February 28, 1998
--------------------------------------------------------------------------------


                                   Value Line
                                 U.S. Government
                                   Securities
                                   Fund, Inc.


                                     [LOGO]
                                   VALUE LINE
                                    No-Load
                                     Mutual
                                     Funds

Value Line U.S. Government Securities Fund, Inc.


                                                               To Our Value Line
================================================================================

To Our Shareholders

We are pleased to report that your fund returned 9.59% for the twelve months ended February 28, 1998. The unmanaged Lehman Mutual Fund Government/Mortgage Index returned 10.27% for the same period. It is worth noting that the Fund's expense ratio of 0.66% is quite low, by industry standards and about half the Lipper peer group average expense of 1.26% for government bond funds.

The Fund's returns were achieved during a period of sound fiscal and monetary policy resulting in a decline in interest rates. As 1997 began, interest rates started a climb that saw the 30-year Treasury bond exceed the 7% mark. By late spring, the bond market outlook began to brighten as the Federal budget deficit declined and the net supply of government financing was reduced. The 30-year Treasury bond rallied and yields dropped to the 6.55% area. In October, the Asian crisis rocked the world's financial markets with the U.S. stock market falling over 500 points on October 27th, the single largest point drop in history. The government bond market benefited as investors fled from the equity markets to the shelter of the bond market, pushing yields to a low of 5.69% in January.

The Fund's management team believes that the major decline in interest rates is behind us and the bond market is likely to trade in a narrow range. In this environment, the fund will continue to emphasize the highest quality government securities and to seek opportunities in this sector to add value to the fund's overall performance. One area of value is the government mortgage-backed sector with its excellent credit quality and high coupon income and potential for superior total return.

We thank you for your continued confidence in Value Line, and we look forward to serving your investment needs in the future.


                                        Sincerely,


                                        /s/  Jean Bernhard Buttner
                                             ----------------------------
                                             Jean Bernhard Buttner
                                             Chairman and President

April 2, 1998


--------------------------------------------------------------------------------
2

                                Value Line U.S. Government Securities Fund, Inc.


U.S. Government Securities Fund Shareholders
================================================================================

Economic Observations

The economic expansion remains alive and well, as we make our way through the first few months of 1998. To be sure, the uptrend is not proceeding at 1997's frenetic pace, when growth averaged better than 3.5% for the full 12 months. But, with most of the key consumer and industrial markets continuing to show surprising resiliency, and with jobs still being created at a strong pace, the economy now looks as though it will expand by 2.5%-3.0% during the opening six months of the year.

Meanwhile, the difficulties in Asia seem as though they will have only a moderate effect on this nation's business uptrend going forward. Obviously, the problems afflicting that part of the globe will lead to selective reductions in demand for goods and services produced in the United States. Nevertheless, assuming that the affected nations take the remedial steps recommended by the leading international monetary authorities and the situation there begins to stabilize, the likely opening-half rate of growth could well be maintained for the balance of the year. That's a slightly better showing than we would have forecast several months earlier.

This suggests that the Federal Reserve will keep interest rates about where they are for the time being. That, in fact, would seem to be the sensible approach. The economy is still too strong and the labor markets too tight (thereby keeping alive the threat of higher inflation) for the Fed to think of relaxing the credit reins at this point. At the same time, the situation in Asia is still unresolved. And despite some hopeful signs there, at least a modest threat to our economic well being is still present. Thus, to raise rates with that uncertainty still around would likewise probably be counterproductive.

Performance Data:*

                                          Growth of
                                         an Assumed           Average
                                       Investment of           Annual
                                          $10,000           Total Return
                                       -------------        ------------
1 year ended 12/31/97...............      $10,922               9.22%
5 years ended 12/31/97..............      $12,741               4.96%
10 years ended 12/31/97.............      $21,022               7.71%

* The average annual total return for the one, five and 10 year periods ended February 28, 1998, were 9.59%, 4.55% and 7.38%, respectively. The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


--------------------------------------------------------------------------------
                                                                               3

Value Line U.S. Government Securities Fund, Inc.


Schedule of Investments (unaudited)
===========================================================================================================
   Principal                                                                        Maturity
    Amount                                                                    Rate    Date        Value
-----------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (16.6%)
 $ 15,000,000  U.S. Treasury Notes........................................    5.88%  7/31/99  $ 15,060,450
   16,000,000  U.S. Treasury Notes........................................    5.75   8/15/03    16,085,920
 ------------                                                                                 ------------
   31,000,000  TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,786,938) ........                      31,146,370
 ------------                                                                                 ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (76.0%)
               FEDERAL NATIONAL MORTGAGE ASSOCIATION (42.9%)
    7,825,849  Federal National Mortgage Association Pool #313031.........    6.83   7/01/03     8,066,024
   15,095,648  Federal National Mortgage Association Pool #313443.........    6.78   4/01/04    15,571,463
    8,661,304  Federal National Mortgage Association Pool #313032.........    7.04   7/01/06     9,113,164
    5,000,000  Federal National Mortgage Association......................    5.75   2/15/08     4,967,400
   10,000,000  Federal National Mortgage Association REMIC Trust 93-156 B.    6.50   4/25/18     9,995,000
   10,000,000  Federal National Mortgage Association REMIC
                 Trust 1992-129 JA........................................    7.00   7/25/20    10,144,200
   12,607,245  Federal National Mortgage Association REMIC Trust 1992-6 Z.    7.50   1/25/21    12,866,198
   10,000,000  Federal National Mortgage Association REMIC Trust 1996-7 J.    6.50   9/25/24     9,844,600
 ------------                                                                                 ------------
   79,190,046  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
 ------------    (Cost $78,002,550) ......................................                      80,568,049
                                                                                              ------------
               FEDERAL HOME LOAN MORTGAGE
                 CORPORATION (13.9%)
   12,000,000  Federal Home Loan Mortgage Corporation.....................    5.90   2/14/06    12,007,080
    7,490,575  Federal Home Loan Mortgage Corporation 1157 KZ.............    7.50  10/15/20     7,544,881
    6,761,000  Federal Home Loan Mortgage Corporation 1674 B..............    6.05  10/15/21     6,583,930
 ------------                                                                                 ------------
   26,251,575  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
 ------------    (Cost $25,991,364) ......................................                      26,135,891
                                                                                              ------------
               GOVERNMENT NATIONAL MORTGAGE
                 ASSOCIATION (12.8%)
    3,918,286  Government National Mortgage Association Project
                 Loan Pool #262847 .......................................   10.25   9/15/23     3,918,247
   19,616,763  Government National Mortgage Association
                 Single Family Pool #439558 ..............................    7.50   5/15/27    20,136,607
 ------------                                                                                 ------------
   23,535,049  TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 ------------    (Cost $23,862,059) ......................................                      24,054,854
                                                                                              ------------

--------------------------------------------------------------------------------
4

Value Line U.S. Government Securities Fund, Inc.


                                                                                          February 28, 1998
===========================================================================================================
   Principal                                                                        Maturity
    Amount                                                                    Rate    Date        Value
-----------------------------------------------------------------------------------------------------------
               TENNESSEE VALLEY AUTHORITY (4.6%)
 $  8,000,000  Tennessee Valley Authority Global Power Bonds 1995 Series E    6.75% 11/01/25  $  8,568,720
 ------------                                                                                 ------------
    8,000,000  TOTAL TENNESSEE VALLEY AUTHORITY
 ------------    (Cost $8,005,920) .......................................                       8,568,720
                                                                                              ------------
               RESOLUTION TRUST CORPORATION SECURITIES (1.8%)
    3,309,349  Resolution Trust Corporation 1992-5 A-6....................    9.239  5/25/26     3,376,132
 ------------                                                                                 ------------
    3,309,349  TOTAL RESOLUTION TRUST CORPORATION
 ------------    (Cost $3,363,126) .......................................                       3,376,132
                                                                                              ------------
  140,286,019  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 ------------    (Cost $139,225,019) .....................................                     142,703,646
                                                                                              ------------

ASSET BACKED SECURITIES (5.3%)
    5,000,000  MBNA Master Credit Card Trust Series 1996-E Class A........    5.80* 10/15/05     5,004,500
    5,000,000  First USA Credit Card Master Trust Series 1996-2 Class A...    5.81*  2/10/06     5,007,500
 ------------                                                                                 ------------
   10,000,000  TOTAL ASSET BACKED SECURITES
 ------------    (Cost $10,028,125) ......................................                      10,012,000
                                                                                              ------------
  181,286,019  TOTAL INVESTMENT SECURITIES (97.9%)
 ------------    (Cost $180,040,082) .....................................                     183,862,016
                                                                                              ------------

REPURCHASE AGREEMENT (1.8%) (including accrued interest)
    3,300,000  Collateralized  by  $3,085,000  U.S.  Treasury  Notes
                 8.00% due 5/15/01,  with a value of $3,367,516
                 (with UBS Securities LLC, 5.60%, dated 2/27/98,
                 due 3/2/98, delivery value $3,301,540)...................                       3,301,027

               CASH AND OTHER ASSETS
                 OVER LIABILITIES (0.3%) .................................                         637,936
                                                                                              ------------
               NET ASSETS (100.0%) .......................................                    $187,800,979
                                                                                              ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                 PER OUTSTANDING SHARE ($187,800,979 / 16,630,252
                 shares of capital stock outstanding) ....................                    $      11.29
                                                                                              ============
* Resets Monthly.  Rate disclosed is that in effect on 2/28/98.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                               5

Value Line U.S. Government Securities Fund, Inc.


Statement of Assets and Liabilities
at February 28, 1998 (unaudited)
================================================================================

Assets:
Investment securities at value
  (Cost--$180,040,082) ................................           $ 183,862,016
Repurchase agreement
  (Cost--$3,301,027) ..................................               3,301,027
Cash ..................................................                  48,168
Interest receivable ...................................               1,053,268
Receivable for capital shares sold ....................                   1,980
                                                                  -------------
    Total Assets ......................................             188,266,459
                                                                  =============
Liabilities:
Payable for capital shares
  repurchased .........................................                 287,452
Accrued expenses:
  Advisory fee ........................................                  72,598
  Other ...............................................                 105,430
                                                                  -------------
    Total Liabilities .................................                 465,480
                                                                  -------------
Net Assets ............................................           $ 187,800,979
                                                                  =============
Net Assets consist of:
Capital stock, at $1 par value
  (authorized 100,000,000,
  outstanding 16,630,252 shares) ......................           $  16,630,252
Additional paid-in capital ............................             216,949,911
Undistributed investment
  income--net .........................................               1,782,998
Accumulated net realized loss
  on investments ......................................             (51,384,116)
Unrealized net appreciation of
  investments .........................................               3,821,934
                                                                  -------------
Net Assets ............................................           $ 187,800,979
                                                                  =============
Net Asset Value, Offering and
  Redemption Price per
  Outstanding Share
  ($187,800,979 / 16,630,252
  shares outstanding) .................................           $       11.29
                                                                  =============


Statement of Operations
for the six months ended February 28, 1998 (unaudited)
================================================================================

Investment Income:
Interest income ........................................           $  6,435,221
                                                                   ------------
Expenses:
Advisory fee ...........................................                471,397
Transfer agent fees ....................................                 54,300
Auditing and legal fees ................................                 21,720
Custodian fees .........................................                 19,483
Postage ................................................                 15,747
Telephone ..............................................                 10,860
Printing ...............................................                  9,050
Registration and filing fees ...........................                  9,050
Directors' fees and expenses ...........................                  7,240
Insurance, dues and other ..............................                  5,973
                                                                   ------------
    Total Expenses Before
      Custody Credits ..................................                624,820
    Less: Custody Credits ..............................                 (5,546)
                                                                   ------------
    Net Expenses .......................................                619,274
                                                                   ------------
Investment Income--Net .................................              5,815,947
                                                                   ------------
Realized and Unrealized Gain on
  Investments--Net:
    Realized Gain-Net ..................................                811,150
    Change in Unrealized Appreciation ..................              3,680,604
                                                                   ------------
Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments .......................................              4,491,754
                                                                   ------------
Net Increase in Net Assets
  from Operations ......................................           $ 10,307,701
                                                                   ============

See Notes to Financial Statements.


--------------------------------------------------------------------------------
6

                                Value Line U.S. Government Securities Fund, Inc.


Statement of Changes in Net Assets

for the six months ended February 28, 1998 (unaudited) and for the year ended August 31, 1997
================================================================================

                                                                    Six Months
                                                                      Ended
                                                                   February 28,       Year Ended
                                                                       1998           August 31,
                                                                    (unaudited)          1997
                                                                  --------------------------------
Operations:
  Investment income--net ....................................     $   5,815,947      $  13,004,606
  Realized gain on investments--net .........................           811,150            324,459
  Change in unrealized appreciation (depreciation) ..........         3,680,604          4,068,492
                                                                  --------------------------------
  Net increase in net assets from operations ................        10,307,701         17,397,557
                                                                  --------------------------------

Dividends to Shareholders:
  Investment income-net .....................................        (6,100,224)       (13,704,364)
                                                                  --------------------------------

Capital Share Transactions:
  Proceeds from sale of shares ..............................        14,124,198         15,492,038
  Proceeds from reinvestment of distributions to shareholders         4,942,986         10,979,149
  Cost of shares repurchased ................................       (20,477,913)       (60,049,643)
                                                                  --------------------------------
  Decrease from capital share transactions ..................        (1,410,729)       (33,578,456)
                                                                  --------------------------------

Total Increase (Decrease) ...................................         2,796,748        (29,885,263)

Net Assets:
  Beginning of period .......................................       185,004,231        214,889,494
                                                                  --------------------------------
  End of period .............................................     $ 187,800,979      $ 185,004,231
                                                                  ================================

Undistributed investment income-net, at end of period .......     $   1,782,998      $   2,067,275
                                                                  ================================


See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                                               7

Value Line U.S. Government Securities Fund, Inc.


Notes to Financial Statements (unaudited)
================================================================================

1.   Significant Accounting Policies

Value Line U.S. Government Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is to obtain maximum income without undue risk to principal. Capital preservation and possible capital appreciation are secondary objectives.

The following significant accounting principles are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Where market quotations are readily available, portfolio securities are valued at the midpoint between the latest available and representative asked and bid prices, or when stock exchange valuations are used, at the latest quoted sale price as of the close of business of the New York Stock Exchange on the valuation date. The Fund values mortgage-backed securities other than GNMA's (Government National Mortgage Association) on the basis of valuations provided by dealers in such securities. Some of the general factors which may be considered by the dealers in arriving at such valuations include the fundamental analytic data relating to the security and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of values may involve subjective judgment, as the actual market value of a particular security can be established only by negotiation between the parties in a sales transaction. The values for GNMA's and agency debentures are determined on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Other assets and securities for which market valuations are not readily available will be valued at fair value as the Board of Directors may determine in good faith.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act, and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D)  Security  Transactions  and  Related  Income.   Security  transactions  are
accounted for on the date the securities are purchased or sold. Realized gains and losses on securities transactions are determined using


--------------------------------------------------------------------------------
8

                                Value Line U.S. Government Securities Fund, Inc.


                                                               February 28, 1998
================================================================================


the identified cost method and interest income is accrued as earned. In computing net investment income, the Fund amortizes premiums and discounts on securities owned. The Fund purchases stripped mortgage-backed securities at premiums and discounts. The Fund amortizes such premiums on interest-only securities using the yield-to-maturity method. Cash is received based on the stated coupon rate and interest income is earned based on the security's effective yield-to-maturity. When the Fund purchases principal-only securities, although no interest payments are received, the discounts are accrued using the yield-to-maturity method based on the effective yield-to-maturity of the security.

2.   Capital Share Transactions and Dividends to Shareholders

Transactions in capital stock were as follows:

                                                  Six Months
                                                    Ended
                                                 February 28,        Year Ended
                                                      1998            August 31,
                                                  (unaudited)           1997
                                                  -----------------------------
Shares sold ..............................         1,259,527          1,407,967
Shares issued to shareholders in
  reinvestment of dividends ..............           444,949          1,009,943
                                                  -----------------------------
                                                   1,704,476          2,417,910
Shares repurchased .......................        (1,826,790)        (5,469,260)
                                                  -----------------------------
Net decrease .............................          (122,314)        (3,051,350)
                                                  =============================
Dividends per share ......................        $      .36         $     .755
                                                  =============================

Dividends and distributions to shareholders are recorded on the ex-dividend date.

On March 19, 1998 the Fund's Board of Directors declared a quarterly dividend from net investment income of $.17 per share payable on March 26, 1998 to shareholders of record on March 23, 1998.

3.   Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                             Six Months Ended
                                                             February 28, 1998
                                                                (unaudited)
                                                                ------------
PURCHASES:
  U.S. Treasury Obligations ............................        $ 94,356,563
  U.S. Government Agency
    Obligations and Other
    Investment Securities ..............................          76,465,618
                                                                ------------
                                                                $170,822,181
                                                                ============
SALES AND REDEMPTIONS:
  U.S. Treasury Obligations ............................        $ 85,580,546
  U.S. Government Agency
    Obligations and Other
    Investment Securities ..............................          89,476,259
                                                                ------------
                                                                $175,056,805
                                                                ============

At February 28, 1998, the aggregate cost of investment securities and repuchase agreement for Federal income tax purposes was $183,341,109. The aggregate appreciation and depreciation of investments at February 28, 1998, based on a comparison of investment values and their costs for Federal income tax purposes, is $4,053,862 and $231,928 respectively, resulting in a net appreciation of $3,821,934.

For Federal income tax purposes, the Fund had a net capital loss carryover at August 31, 1997 of approximately $52,042,000 of which approximately $40,236,000 will expire in 2003, $8,977,000 will expire in 2004 and $2,829,000 will expire in 2005. Realized losses incurred after October 31, if so elected by the Fund, are deemed to arise on the first day of the following fiscal year. The Fund incurred and elected to defer losses of approximately $154,000. To the extent future capital gains are offset by such capital losses, the Fund does not anticipate distributing any such gains to the shareholders.


--------------------------------------------------------------------------------
                                                                               9

Value Line U.S. Government Securities Fund, Inc.


Notes to Financial Statements (unaudited)                      February 28, 1998
================================================================================


4.   Investment  Advisory  Contract,   Management  Fees  and  Transactions  With
     Affiliates

An advisory fee of $471,397 was paid or payable to Value Line, Inc. (the Adviser), the Fund's investment adviser, for the six months ended February 28, 1998. This was computed at the rate of 1/2 of 1% of the Fund's average daily net assets during the period and was paid monthly.

The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan at February 28, 1998 owned 856,050 shares of the Fund's capital stock, representing 5.1% of the outstanding shares. In addition, officers and directors owned 226,568 shares, representing 1.4% of the outstanding shares.


--------------------------------------------------------------------------------
10

                                Value Line U.S. Government Securities Fund, Inc.


Financial Highlights
================================================================================
Selected Data for a Share of Capital Stock Outstanding Throughout Each Period:

                                       Six Months Ended                             Year Ended August 31,
                                         Feb. 28, 1998      ------------------------------------------------------------------
                                          (unaudited)         1997            1996            1995         1994         1993
                                           --------         --------        --------        --------     --------     --------
Net asset value, beginning of period ...   $  11.04         $  10.85        $  11.28        $  11.20     $  13.44     $  13.06
                                           -----------------------------------------------------------------------------------
  Income (loss) from
    investment operations:
    Net investment income ..............        .34              .74             .77             .74          .82          .93
    Net gains or losses on securities
      (both realized and unrealized) ...        .27              .21            (.43)            .04        (1.80)         .44
                                           -----------------------------------------------------------------------------------
  Total income (loss) from
    investment operations ..............        .61              .95             .34             .78         (.98)        1.37
                                           -----------------------------------------------------------------------------------
  Less distributions:
    Dividends from net
      investment income ................       (.36)            (.76)           (.77)           (.70)        (.93)        (.89)
    Distributions from capital gains ...         --               --              --              --         (.33)        (.10)
                                           -----------------------------------------------------------------------------------
  Total distributions ..................       (.36)            (.76)           (.77)           (.70)       (1.26)        (.99)
                                           -----------------------------------------------------------------------------------
Net asset value, end of period .........   $  11.29         $  11.04        $  10.85        $  11.28     $  11.20     $  13.44
                                           ===================================================================================
Total return ...........................       5.60%+           9.01%           3.06%           7.37%      -7.87%        11.07%
                                           ===================================================================================
Ratios/Supplemental Data:
Net assets, end of period (in thousands)   $187,801         $185,004        $214,889        $256,004     $339,478     $456,711
Ratio of operating expenses to
  average net assets ...................        .66%*(1)         .65%(1)         .65%(1)         .66%         .63%         .61%
Ratio of net investment income to
  average net assets ...................       6.19%*           6.52%           6.74%           6.58%        6.58%        7.29%
Portfolio turnover rate ................         92%+            255%            158%            193%         100%         169%

(1)  Before offset of custody credits.
+    Not annualized
*    Annualized.


See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                                              11

Value Line U.S. Government Securities Fund, Inc.


The Value Line Family of Funds
================================================================================

1950--The Value Line Fund seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952--The Value Line Income Fund's primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations". No consideration is given to achieving current income.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979--The Value Line Cash Fund, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984--The Value Line Tax Exempt Fund seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income corporate securities.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal individual income taxes while avoiding undue risk to principal.

1987--Value Line Strategic Asset Management Trust* invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times. 1993--Value Line Small-Cap Growth Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the correct asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
12

================================================================================

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 419729
                      Kansas City, MO 64141-6729

INDEPENDENT           Price Waterhouse LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036-2798

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

DIRECTORS             Jean Bernhard Buttner
                      John W. Chandler
                      Leo R. Futia
                      David H. Porter
                      Paul Craig Roberts
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      David T. Henigson
                      Vice President,
                      Secretary/Treasurer
                      Nathan N.J. Grant
                      Vice President
                      Bruce H. Alston
                      Vice President
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                       VLF803013